UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments.

Schedule of investments
Delaware Large Cap Core Fund	January 31, 2014 (Unaudited)

	Number of
	Shares	Value (U.S. $)
Common Stock – 99.54%
Basic Materials - 4.61%
Eastman Chemical	430	$33,523
Huntsman	1,140	24,989
International Paper	420	20,051
MeadWestvaco	1,170	42,202
		120,765
Business Services - 2.21%
Nielsen Holdings	740	31,295
Republic Services	830	26,585
		57,880
Capital Goods - 10.09%
Deere	340	29,226
Eaton	540	39,469
General Electric	1,500	37,695
Honeywell International	670	61,124
United Technologies	850	96,917
		264,431
Communications Services - 2.98%
American Tower	430	34,778
AT&T	1,300	43,316
		78,094
Consumer Discretionary - 5.09%
DSW Class A	540	20,331
Macy’s	1,000	53,200
Nordstrom	680	39,066
Urban Outfitters †	580	20,776
		133,373
Consumer Services - 0.97%
McDonald’s	270	25,426
		25,426
Consumer Staples - 8.03%
CVS Caremark	760	51,467
General Mills	590	28,332
Kimberly-Clark	260	28,436
Procter & Gamble	740	56,699
Starbucks	640	45,517
		210,451
Credit Cyclicals - 1.33%
Ford Motor	2,330	34,857
		34,857

NQ-562 [1/14] 3/14 (12248)     1

Schedule of investments
Delaware Large Cap Core Fund

	Number of
	Shares	Value (U.S. $)
Common Stock (continued)
Energy - 10.20%
Chevron	640	$71,443
EOG Resources	220	36,353
Exxon Mobil	500	46,080
Marathon Oil	1,450	47,546
Schlumberger	750	65,677
		267,099
Financials - 14.87%
AFLAC	870	54,619
BlackRock	110	33,052
Capital One Financial	590	41,660
Citigroup	1,000	47,430
IntercontinentalExchange Group	160	33,406
JPMorgan Chase	1,140	63,110
Prudential Financial	380	32,068
Raymond James Financial	640	32,582
Wells Fargo	1,140	51,688
		389,615
Healthcare - 16.08%
AbbVie	950	46,768
Celgene †	370	56,214
Express Scripts Holdings †	650	48,548
Gilead Sciences †	800	64,520
Pfizer	2,597	78,949
Thermo Fisher Scientific	460	52,964
UnitedHealth Group	720	52,042
Zoetis	700	21,252
		421,257
Media - 4.49%
Comcast Special Class A	1,590	83,236
Viacom Class B	420	34,482
		117,718
Real Estate - 0.61%
National Retail Properties	480	15,936
		15,936
Technology - 16.38%
Accenture Class A	490	39,141
Apple	150	75,090
Avago Technologies	430	23,495
EMC	1,810	43,874
Facebook Class A †	410	25,654

2     NQ-562 [1/14] 3/14 (12248)

	Number of
	Shares	Value (U.S. $)
Common Stock (continued)
Technology (continued)
Google Class A †	30	$35,429
Intel	740	18,160
Microsoft	1,600	60,560
QUALCOMM	690	51,212
Salesforce.com †	500	30,265
Texas Instruments	620	26,288
		429,168
Transportation - 1.60%
Union Pacific	240	41,817
		41,817
Total Common Stock (cost $1,808,718)		2,607,887

	Principal amount°
Short-Term Investments – 0.54%
Repurchase Agreements - 0.19%
Bank of America Merrill Lynch
0.01%, dated 1/31/14, to be repurchased on 2/3/14,
repurchase price $1,260 (collateralized by U.S.
government obligations 0.00%-1.25%
5/8/14-11/30/18; market value $1,285)	1,260	1,260
Bank of Montreal
0.02%, dated 1/31/14, to be repurchased on 2/3/14,
repurchase price $210 (collateralized by U.S.
government obligations 0.25%-2.75%
4/30/14-11/15/23; market value $214)	210	210
BNP Paribas
0.02%, dated 1/31/14, to be repurchased on 2/3/14,
repurchase price $3,530 (collateralized by U.S.
government obligations 0.25%-2.375%
3/31/14-12/31/20; market value $3,601)	3,530	3,530
		5,000
U.S. Treasury Obligations - 0.35%≠
U.S. Treasury Bills
0.04% 4/24/14	4,534	4,534
0.093% 11/13/14	4,534	4,532
		9,066
Total Short-Term Investments (cost $14,065)		14,066

NQ-562 [1/14] 3/14 (12248)     3

Schedule of investments
Delaware Large Cap Core Fund

Total Value of Securities – 100.08%
(cost $1,822,783)	$2,621,953

Liabilities Net of Receivables and Other Assets – (0.08%)	(2,060)
Net Assets – 100.00%	$2,619,893

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

4     NQ-562 [1/14] 3/14 (12248)

Notes
Delaware Large Cap Core Fund	January 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds III – Delaware Large Cap Core Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (April 30, 2010–Oct. 31, 2013), and has concluded that no position for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

NQ-562 [1/14] 3/14 (12248)     5

(Unaudited)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Jan. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,827,404
Aggregate unrealized appreciation	$806,881
Aggregate unrealized depreciation	(12,332)
Net unrealized appreciation	$794,549

For federal income tax purposes, at Oct. 31, 2013, capital loss carryforwards of $210,714 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

6     NQ-562 [1/14] 3/14 (12248)

(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2014:

	Level 1	Level 2	Total
Common Stock	$2,607,887	$—	$2,607,887
Short-Term Investments	—	14,066	14,066

Total	$2,607,887	$14,066	$2,621,953

During the period ended Jan. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Jan. 31, 2014, there were no Level 3 investments.

NQ-562 [1/14] 3/14 (12248)     7

(Unaudited)

3. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

8     NQ-562 [1/14] 3/14 (12248)

(Unaudited)

At Jan. 31, 2014, the Fund had no securities out on loan.

4. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investment in illiquid securities. As of Jan. 31, 2014, there were no Rule 144A securities and no securities held by the Fund have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

NQ-562 [1/14] 3/14 (12248)     9

Schedule of investments
Delaware Select Growth Fund	January 31, 2014 (Unaudited)

	Number of
	shares	Value (U.S. $)
Common Stock – 95.93%²
Consumer Discretionary - 23.81%
Arezzo Industria e Comercio	322,100	$3,471,049
Charter Communications Class A †	6,500	890,500
DineEquity	542,903	42,243,283
Disney (Walt)	70,000	5,082,700
DUNKIN’ Brands Group	150,575	7,006,255
eBay †	296,300	15,763,160
HomeAway †	51,325	2,097,140
Inditex	24,225	3,608,334
InterContinental Hotels Group	87,025	2,813,716
Interval Leisure Group	90,500	2,389,200
K12 †	1,612,550	35,395,472
L Brands	458,225	23,992,661
Liberty Interactive Class A †	753,425	20,123,982
NIKE Class B	32,600	2,374,910
Pearson	1,113,494	20,345,524
priceline.com †	21,880	25,050,193
Sally Beauty Holdings †	771,439	21,893,439
Shutterstock †	95,850	7,726,468
Ulta Salon Cosmetics & Fragrance †	207,175	17,756,969
		260,024,955
Consumer Staples - 1.16%
Walgreen	220,175	12,627,036
		12,627,036
Energy - 7.21%
Core Laboratories	79,720	14,263,502
EOG Resources	211,650	34,973,046
Kinder Morgan	775,097	26,361,049
Pioneer Natural Resources	18,800	3,183,216
		78,780,813
Financial Services - 17.62%
Affiliated Managers Group †	62,650	12,482,386
BM&FBovespa	668,700	2,657,949
CME Group	81,275	6,076,119
CommonWealth REIT	2,176,600	53,500,828
Heartland Payment Systems	243,050	10,477,886
IntercontinentalExchange Group	56,925	11,885,371
Japan Exchange Group	534,600	12,915,483
MasterCard Class A	362,350	27,422,648
MSCI Class A †	379,675	16,219,716
Progressive	388,950	9,039,198
RE/MAX Holdings †	102,400	2,985,984

NQ-316 [1/14] 3/14 (12241)     1

Schedule of investments
Delaware Select Growth Fund

	Number of
	shares	Value (U.S. $)
Common Stock² (continued)
Financial Services (continued)
Visa Class A	124,125	$26,740,249
		192,403,817
Healthcare - 8.95%
ABIOMED †	670,150	18,422,424
Allergan	186,375	21,358,575
athenahealth †	57,575	8,486,555
Celgene †	218,600	33,211,898
Novo Nordisk ADR	260,125	10,319,159
Perrigo	38,425	5,981,236
		97,779,847
Materials & Processing - 0.21%
Syngenta ADR	32,800	2,323,224
		2,323,224
Producer Durables - 3.21%
Edenred	300,459	8,385,005
Expeditors International of Washington	182,566	7,459,647
Experian	104,475	1,783,501
Graco	75,850	5,270,816
Intertek Group	93,850	4,363,832
Kone Class B	137,394	5,576,185
Localiza Rent a Car	179,175	2,265,030
		35,104,016
Technology - 32.67%
Adobe Systems †	553,600	32,767,584
Apple	23,100	11,563,860
ARM Holdings ADR	35,000	1,612,450
Crown Castle International †	412,100	29,242,616
Ellie Mae †	393,950	10,282,095
Equinix †	4,800	888,960
Google Class A †	23,835	28,148,420
Intuit	244,125	17,882,156
Logitech International Class R	434,182	6,825,732
Microsoft	1,354,775	51,278,234
NeuStar Class A †	779,050	26,402,004
NIC	400,875	8,715,022
QUALCOMM	527,250	39,132,495
Teradata †	375,950	15,459,064
Twitter †	97,677	6,300,166
VeriFone Systems †	1,271,354	36,881,980
VeriSign †	157,775	9,269,281

2     NQ-316 [1/14] 3/14 (12241)

	Number of
	shares	Value (U.S. $)
Common Stock² (continued)
Technology (continued)
Yahoo †	90,000	$3,241,800
Yelp †	274,910	20,879,414
		356,773,333
Utilities - 1.09%
j2 Global	263,400	11,945,190
		11,945,190
Total Common Stock (cost $774,431,159)		1,047,762,231

Limited Partnership – 0.57%
Plains GP Holdings Class A	243,950	6,201,209
Total Limited Partnership (cost $5,363,503)		6,201,209

Warrant – 0.63%
Kinder Morgan CW17
stike price $40.00, expiration date 5/25/17 †	2,317,716	6,837,262
Total Warrant (cost $5,217,104)		6,837,262

	Principal amount°
Short-Term Investments – 2.81%
Repurchase Agreements - 2.08%
Bank of America Merrill Lynch
0.01%, dated 1/31/14, to be repurchased on 2/3/14,
repurchase price $5,725,442 (collateralized by U.S.
government obligations 0.00%-1.25% 5/8/14-11/30/18;
market value $5,839,946)	5,725,437	5,725,437
Bank of Montreal
0.02%, dated 1/31/14, to be repurchased on 2/3/14,
repurchase price $954,241 (collateralized by U.S.
government obligations 0.25%-2.75% 4/30/14-
11/15/23; market value $973,325)	954,240	954,240
BNP Paribas
0.02%, dated 1/31/14, to be repurchased on 2/3/14,
repurchase price $16,043,350 (collateralized by U.S.
government obligations 0.25%-2.375% 3/31/14-
12/31/20; market value $16,364,190)	16,043,323	16,043,323
		22,723,000
U.S. Treasury Obligations - 0.73%≠
U.S. Treasury Bills
0.052% 4/24/14	5,203,802	5,203,500

NQ-316 [1/14] 3/14 (12241)     3

Schedule of investments
Delaware Select Growth Fund

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
U.S. Treasury Obligations≠ (continued)
U.S. Treasury Bills
0.093% 11/13/14	2,721,337	$2,719,813
		7,923,313
Total Short-Term Investments (cost $30,645,530)		30,646,313

Total Value of Securities – 99.94%
(cost $815,657,296)		1,091,447,015

Receivables and Other Assets Net of Liabilities – 0.06%		700,394
Net Assets – 100.00%		$1,092,147,409

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

The following foreign currency exchange contracts were outstanding at Jan. 31, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	BRL	1,203,599	USD	(499,376)	2/3/14	$(900)
BNYM	BRL	396,223	USD	(164,462)	2/4/14	(407)
						$(1,307)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
BRL – Brazilian Real
REIT – Real Estate Investment Trust
USD – United States Dollar

4      NQ-316 [1/14] 3/14 (12241)

Notes
Delaware Select Growth Fund	January 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds III – Delaware Select Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (April 30, 2010–Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

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Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

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2. Investments

At Jan. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$816,969,445
Aggregate unrealized appreciation	$292,404,810
Aggregate unrealized depreciation	(17,927,240)
Net unrealized appreciation	$274,477,570

For federal income tax purposes, at Oct. 31, 2013, capital loss carryforwards of $21,772,104 may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Oct. 31, 2013 will expire as follows: $10,725,266 expires in 2015 and $11,046,838 expires in 2016.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

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Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2014:

	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$233,257,381	$26,767,574	$260,024,955
Consumer Staples	12,627,036	—	12,627,036
Energy	78,780,813	—	78,780,813
Financial Services	179,488,334	12,915,483	192,403,817
Healthcare	97,779,847	—	97,779,847
Materials & Processing	2,323,224	—	2,323,224
Producer Durables	14,995,493	20,108,523	35,104,016
Technology	349,947,601	6,825,732	356,773,333
Utilities	11,945,190	—	11,945,190
Limited Partnership	6,201,209	—	6,201,209
Warrant	6,837,262	—	6,837,262
Short-Term Investments	—	30,646,313	30,646,313

Total	$994,183,390	$97,263,625	$1,091,447,015

During the period ended Jan. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the treshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occuring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

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A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Jan. 31, 2014, there were no Level 3 investments.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

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Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Jan. 31, 2014, the Fund had no securities out on loan.

5. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

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Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Jan. 31, 2014, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

6. Subsequent Events

Delaware Investments has signed an agreement with its Focus Growth Equity Team, the Fund’s current portfolio management team, to establish a new joint venture called Jackson Square Partners. DMC has obtained Board approval to appoint Jackson Square Partners as the sub-advisor to the Fund and to authorize a proxy solicitation to obtain the requisite prior shareholder approval. If the new sub-advosory arrangements are not approved by shareholders, DMC will pursue an alternative recommendation and the Fund’s Board of Trustees will determine an appropriate course of action.

Management has determined that no other material events or transactions occurred subsequent to Jan. 31, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

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Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: